Annual Total Returns [BarChart] - Great-West International Growth Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(10.35%)
2012	22.55%
2013	18.21%
2014	(5.37%)
2015	none
2016	(0.30%)
2017	26.62%
2018	(16.87%)
2019	34.07%
2020	28.35%